Restructuring - Rollforward Activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring Charges	$ 0	$ 0
Resource rationalization, 2020
Restructuring Reserve [Roll Forward]
Restructuring Charges	0		$ 18,089,000
Utilization	(2,384,000)		(8,296,000)
Foreign exchange movement	(5,000)		325,000
Provision balance	7,729,000		10,118,000
Resource rationalization, 2020 | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring Charges			11,391,000
Utilization	(1,753,000)		(6,987,000)
Foreign exchange movement	0		0
Provision balance	2,651,000		4,404,000
Resource rationalization, 2020 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring Charges			6,698,000
Utilization	(631,000)		(1,309,000)
Foreign exchange movement	(5,000)		325,000
Provision balance	5,078,000		5,714,000
Resource rationalizations 2018
Restructuring Reserve [Roll Forward]
Restructuring Charges	0				$ 12,490,000
Utilization	(48,000)		(1,007,000)	$ (4,782,000)	(6,071,000)
Provision balance	582,000		630,000	1,637,000	6,419,000
Resource rationalizations 2018 | Workforce reductions
Restructuring Reserve [Roll Forward]
Restructuring Charges					9,684,000
Utilization	0		(731,000)	(3,554,000)	(5,399,000)
Provision balance	0		0	731,000	4,285,000
Resource rationalizations 2018 | Onerous Lease
Restructuring Reserve [Roll Forward]
Restructuring Charges					2,806,000
Utilization	(48,000)		(276,000)	(1,228,000)	(672,000)
Provision balance	$ 582,000		$ 630,000	$ 906,000	$ 2,134,000